Other Borrowings	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Other Borrowings	OTHER BORROWINGS
A summary of other borrowings at December 31 follows:

	2023	2022
	(In thousands)
Advances from the FHLB	$50,000	$25,000
FRB	—	61,000
Other	26	6
Total	$50,026	$86,006
Borrowings with the FRB at December 31, 2023 and 2022 were zero and $61.0 million, respectively. Average borrowings with the FRB during the years ended December 31, 2023, 2022 and 2021 totaled $4.5 million, $26.4 million and zero, respectively. We had unused borrowing capacity with the FRB (subject to the FRB’s credit requirements and policies) of $515.4 million at December 31, 2023. Collateral for FRB borrowings are certain securities AFS, securities HTM, commercial loans and installment loans. Interest expense on borrowings with the FRB amounted to $0.2 million, $0.8 million and zero for the years ended December 31, 2023, 2022 and 2021, respectively.
Advances from the FHLB are secured by unencumbered qualifying mortgage and home equity loans with a market value equal to at least 125% to 165%, respectively, of outstanding advances as well as certain securities AFS, securities HTM and by the FHLB stock that we own. Unused borrowing capacity with the FHLB (subject to the FHLB’s credit requirements and policies) was $1.01 billion at December 31, 2023. Interest expense on advances amounted to $2.4 million, $0.2 million and $0.2 million for the years ended December 31, 2023, 2022 and 2021, respectively.
As a member of the FHLB, we must own FHLB stock equal to the greater of 0.10% of total assets or 4.5% of our outstanding advances and loans sold to the FHLB. At December 31, 2023, we were in compliance with the FHLB stock ownership requirements.
The maturity dates, weighted average interest rates and contractually required repayments of FHLB advances at December 31 follow:

	2023		2022
	Amount	Rate	Amount	Rate
	(Dollars in thousands)
Fixed Rate Advances
2023	$—	—%	$25,000	4.28%
2025	50,000	5.16%	—
Total fixed rate advances	$50,000	5.16%	$25,000	4.28%
Assets, consisting of securities AFS, securities HTM, FHLB stock and loans, pledged to secure other borrowings and unused borrowing capacity totaled $2.46 billion at December 31, 2023.